[MHM]
[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2008

Fiscal Year:	During the Fourteenth Term
(From November 1, 2007 to April 30, 2008)

Name of the Reporting Fund:	PUTNAM INCOME FUND

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I.	STATUS OF INVESTMENT PORTFOLIO OF THE FUND
(1)	Diversification of Investment Fund:
			(As of the end of May, 2008)

				Investment
	Types of Assets	Name of Country	Total U.S. Dollars	Ratio (%)

	US Government Agency
	Mortgage Obligations	United States	1,827,618,543	86.16
	US Government Guaranteed
	Mortgage Obligations	United States	61,374,141	2.89
	US Treasury Obligations	United States	16,349,773	0.77

	US Government & Agency
	Mortgage Obligations	Sub-total	1,905,342,457	89.82

	Collateralized Mortgage Obligations	United States	1,036,043,516	48.84
		United Kingdom	11,103,323	0.52
		Cayman Islands	3,386,123	0.16

	Sub-total		1,050,532,962	49.52

	Corporate Bonds and Notes	United States	398,156,542	18.77
		United Kingdom	22,635,817	1.07
		Canada	11,939,752	0.56
		Luxembourg	6,657,530	0.31
		Cayman Islands	3,780,119	0.18
		Netherlands	3,562,303	0.17
		Spain	2,069,084	0.10
		Germany	1,997,067	0.09
		France	1,932,703	0.09
		Australia	1,111,778	0.05
		Belgium	808,920	0.04

	Sub-total		454,651,615	21.43

	Asset Backed Securities	United States	207,802,944	9.80
		Cayman Islands	14,420,896	0.68
		United Kingdom	3,015,441	0.14
		Ireland	1,436,620	0.07

	Sub-total		226,675,901	10.69

	Purchased Options	United States	61,612,796	2.90

	Senior Loans	United States	17,776,566	0.84
		Netherlands	387,733	0.02

	Sub-total		18,164,299	0.86

	Municipal Bonds and Notes	United States	3,157,730	0.15

	Cash, Deposit and Other Assets
	(After deduction of liabilities)		(1,598,850,017)	(75.37)

	Total		2,121,287,743	100.00
	(Net Asset Value)		(JPY224,326 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 105.75 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 30, 2008. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 4:Details of the rating for the bonds invested by the Fund as of the end of May, 2008 are as follows:

							Caa and
Rating	Aaa	Aa	A	Baa	Ba	B		Total
							below

Percentage (%)	68.42	4.50	8.74	12.22	2.46	1.98	1.68	100.00

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2008 is as follows:

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

2007 End of	June		28,345	6.59	697
	July	263,050	27,818	6.61	699
	August	261,655	27,670	6.65	703
	September	258,187	27,303	6.66	704
	October	253,457	26,803	6.68	706
	November	251,146	26,559	6.69	707
	December	246,893	26,109	6.63	701

2008 End of	January	246,452	26,062	6.70	709
	February	239,121	25,287	6.61	699
	March	233,212	24,662	6.50	687
	April	229,728	24,294	6.45	682
	May	226,731	23,977	6.43	680

(b) Record of Distributions Paid (Class M Shares)

Period	Amount of Dividend paid per Share

4th Fiscal Year (11/1/1997-10/31/1998)	$ 0.45	(JPY 48)

5th Fiscal Year (11/1/1998-10/31/1999)	$ 0.41	(JPY 43)

6th Fiscal Year (11/1/1999-10/31/2000)	$ 0.41	(JPY 43)

7th Fiscal Year (11/1/2000-10/31/2001)	$ 0.40	(JPY 42)

8th Fiscal Year (11/1/2001-10/31/2002)	$ 0.34	(JPY 36)

9th Fiscal Year (11/1/2002-10/31/2003)	$ 0.24	(JPY 25)

10th Fiscal Year (11/1/2003 -10/31/2004)	$ 0.18	(JPY 19)

11th Fiscal Year (11/1/2004 -10/31/2005)	$ 0.20	(JPY 21)

12th Fiscal Year (11/1/2005 -10/31/2006)	$ 0.27	(JPY 29)

13th Fiscal Year (11/1/2006 -10/31/2007)	$ 0.31	(JPY 33)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2006 up to and including June 2008 is as follows:

				Net Asset Value per Share
	Dividend		Record	as of the Record Date

Month/Year	Dollar	Yen	Date	Dollar	Yen

2006 End of July	0.023	2.432	7/14/06	6.52	689
August	0.023	2.432	8/16/06	6.60	698
September	0.025	2.644	9/14/06	6.63	701
October	0.025	2.644	10/16/06	6.62	700
November	0.025	2.644	11/15/06	6.68	706
December	0.025	2.644	12/14/06	6.69	707
2007 End of January	0.024	2.538	1/16/07	6.67	705
February	0.026	2.750	2/14/07	6.68	706
March	0.026	2.750	3/15/07	6.73	712
April	0.026	2.750	4/16/07	6.68	706
May	0.026	2.750	5/16/07	6.68	706
June	0.025	2.644	6/18/07	6.57	695
July	0.025	2.644	7/23/07	6.61	699
August	0.026	2.750	8/20/07	6.65	703
September	0.026	2.750	9/18/07	6.67	705
October	0.026	2.750	10/18/07	6.70	709
November	0.026	2.750	11/16/07	6.69	707
December	0.072	7.614	12/18/07	6.67	705
2008 End of January	0.028	2.961	1/17/08	6.72	711
February	0.028	2.961	2/15/08	6.64	702
March	0.028	2.961	3/17/08	6.54	692
April	0.038	4.019	4/18/08	6.43	680
May	0.038	4.019	5/19/08	6.52	689
June	0.038	4.019	6/18/08	6.37	674

(c) Record of Changes in Annual Return (Class M Shares):

Annual Return

6/1/07 - 5/31/08	2.98%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on May 31, 2007 and the Ending NAV means net asset value per share on the end of May, 2008.

II. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

III RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of May, 2008 and number of outstanding shares of the Fund as of the end of May, 2008 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	667,271	7,289,291	35,244,479
(In Japan)	(315,500)	(6,612,200)	(33,778,300)

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock:

a. Fund (as of the end of May, 2008):

Not applicable.

b. Putnam Investment Management, LLC ("Investment Management Company"):

1. Amount of Member's Equity (as of the end of May, 2008):

$91,203,898†

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2003	$144,486,036
End of 2004*	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875

† Unaudited.

(*) During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

(2) Description of Business and Outline of Operation

a. Fund:

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

b. Investment Management Company:

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2008, Investment Management Company managed, advised, and/or administered the following 99 funds and fund portfolios (having an aggregate net asset value of nearly $102.8 billion):

(As of the end of May, 2008)

Name of	Principal Characteristics	Number of the	Total Net Asset Value
Country		Funds	($ million)

	Closed-end bond fund	5	$3,284.53

	Open-end balanced fund	13	$25,005.11

U.S.A.	Open-end bond fund	30	$32,209.07

	Open-end equity fund		$42,335.02

	Total	99	$102,833.73

(3) Miscellaneous

a. Fund:

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

b. Investment Management Company:

There has been, or is, no litigation or fact which caused or would cause, a material effect on the Investment Management Company during the six months before the filing of this report.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2008

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 359.6 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY 105.75 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 30, 2008.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 4, 2008 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment
	[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund	I.	Status of Investment Portfolio of the Fund
5.	Status of Investment Portfolio
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets (Class M	(a) Record of Changes in Net Assets (Class M
	Shares)		Shares)
	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period from,		each month during one-year period from,
	and including, the latest relevant date		and including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the
	original Japanese SRS)		afore-mentioned Semi-annual Report)
(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)
	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese		relevant date of the afore-mentioned
	SRS)		Semi-annual Report)
(c)	Record of Annual Return (Class M Shares)	(c) Record of Annual Return (Class M Shares)

(The record of annual return during one year period up to the latest relevant date of the afore-mentioned Semi-annual Report is added.)

Part III. DETAILED INFORMATION CONCERNING THE FUND

With respect to Section IV. the Financial Conditions of the Fund in the original SRS, Item II. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

V.	Record of Sales and Repurchases (Class M	III.	Record of Sales and Repurchases (Class M
	Shares)		Shares)
(The record of sales and repurchases during one year period up to the latest relevant date of the afore-mentioned Semi-annual Report is added.)

Part IV.	SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company
1. B.	Outline of the Management Company Putnam Investment Management, LLC (Investment Management Company)
(1)	Amount of Capital Stock	(1)	Amount of Capital Share
		b.	Putnam Investment Management, LLC
(Investment Management Company)
2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation
B.	The Investment Management Company	b.	Investment Management Company
5.	Miscellaneous	(3)	Miscellaneous
B.	The Investment Management Company	b.	Investment Management Company
(e)	Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management Company in the original SRS, Item V. Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2. Due to the fact that there are the matters to be modified:

PART II. INFORMATION CONCERNING THE FUND

I.	DESCRIPTION OF THE FUND
1.	NATURE OF THE FUND
(2)	Structure of the Fund
(iii)	Outline of the Investment Management Company
B.	Putnam Investment Management, LLC (the "Investment Management Company")
(C)	Amount of Capital Stock
[Before Amendment]

1. Amount of Member's Equity (as of the end of January, 2008): $127,782,916 †

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2003	$144,486,036
End of 2004*	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875†

† Unaudited.

* During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

[After Amendment]

1. Amount of Member's Equity (as of the end of May, 2008): $91,203,898 †

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2003	$144,486,036
End of 2004*	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875

† Unaudited.

* During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

Attachment:

With respect to Attachment, the relevant information from March 2007 to June 2007 is added as follows:

[Before Amendment]

Net asset value per share as at the ex-dividend date: (From December 1994 to February 2008)

Year / Month		Amount of Dividend	Ex-dividend Date	Net asset value per share as
		Paid (US$)		at the ex-dividend date

(Omitted.)

2008	January	0.028	1/18/2008	6.69
	February	0.028	2/19/2008	6.56

[After Amendment]

Net asset value per share as at the ex-dividend date: (From December 1994 to June 2008)

Year / Month		Amount of Dividend	Ex-dividend Date	Net asset value per share as
		Paid (US$)		at the ex-dividend date

(Omitted.)

2008	January	0.028	1/18/2008	6.69
	February	0.028	2/19/2008	6.56
	March	0.028	3/18/2008	6.50
	April	0.038	4/21/2008	6.41
	May	0.038	5/20/2008	6.49
	June	0.038	6/19/2008	6.34